Income taxes - Deferred taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets	R$ 4,418,401	R$ 545,213
Non-current liabilities	12,596	11,377
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,405,385	6,752,162
Tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,086,797	1,209,968
Negative tax basis of social contribution
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	416,088	457,030
Provision for judicial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	331,519	324,158
Operating provisions and other losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,129,889	1,214,807
Exchange rate variations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,233,284	2,384,153
Derivatives losses (“MtM”)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	628,221
Amortization of fair value adjustments arising from business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	633,847	654,358
Unrealized profit on inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	453,809	151,578
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	491,931	356,110
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	5,999,580	6,218,326
Goodwill - Tax benefit on unamortized goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,445,770	1,301,654
Property, plant and equipment - deemed cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,103,321	1,137,483
Depreciation for tax-incentive reason
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	766,530	799,857
Capitalized loan costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	920,058	640,063
Fair value of biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,153,340	1,115,432
Deferred taxes, net of fair value adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	356,612	370,947
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	148,130	150,691
Derivatives gains ("MtM")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		678,090
Provision of deferred taxes on results of subsidiaries abroad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	81,381
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R$ 24,438	R$ 24,109